Notes to the interim condensed consolidated statement of financial position - Trade Receivables (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Trade receivables, tax receivables and other current assets
Trade receivables and others	€ 10,764	€ 531
Increase (decrease) in trade and other current receivables.	10,200
3 months or less
Trade receivables, tax receivables and other current assets
Trade receivables and others	€ 10,764	€ 531